Segment Information (Tables)	12 Months Ended
Dec. 31, 2010
Segment Information (Table) [Abstract]
Sales and service revenues by segment

	Year Ended December 31
$ in millions	2010	2009	2008
Sales and Service Revenues
Aerospace Systems	$10,910	$10,419	$9,825
Electronic Systems	7,613	7,671	7,048
Information Systems	8,395	8,536	8,174
Technical Services	3,230	2,776	2,535
Intersegment eliminations	(2,005)	(1,752)	(1,331)

Total sales and service revenues	$28,143	$27,650	$26,251

Reconciliation of segment operating income to total operating income

	Year Ended December 31
$ in millions	2010	2009	2008
Operating Income
Aerospace Systems	$1,256	$1,071	$416
Electronic Systems	1,023	969	947
Information Systems	756	624	626
Technical Services	206	161	144
Intersegment eliminations	(231)	(190)	(118)

Total Segment Operating Income	3,010	2,635	2,015
Non-segment factors affecting operating income
Unallocated corporate expenses	(182)	(100)	(141)
Net pension adjustment	10	(237)	272
Royalty income adjustment	(11)	(24)	(70)

Total operating income	$2,827	$2,274	$2,076

Intersegment sales and operating income

	Year Ended December 31
$ in millions	2010		2009		2008
		Operating		Operating		Operating
	Sales	Income	Sales	Income	Sales	Income
Intersegment sales and operating income
Aerospace Systems	$132	$13	$121	$13	$129	$8
Electronic Systems	684	118	650	103	482	63
Information Systems	623	61	474	44	354	28
Technical Services	566	39	507	30	366	19

Total intersegment sales and operating income	$2,005	$231	$1,752	$190	$1,331	$118

Total assets by segment

	December 31
$ in millions	2010	2009	2008
Assets
Aerospace Systems	$6,548	$6,291	$6,199
Electronic Systems	4,893	4,950	5,024
Information Systems	7,467	7,422	9,029
Technical Services	1,381	1,295	1,184

Segment assets	20,289	19,958	21,436
Corporate	6,030	5,425	4,074
Assets of discontinued operations	5,212	5,035	4,687

Total assets	$31,531	$30,418	$30,197

Additional Information by Segment

	Year Ended December 31
$ in millions	2010	2009	2008
Capital Expenditures
Aerospace Systems	$195	$211	$224
Electronic Systems	176	168	148
Information Systems	31	50	54
Technical Services	5	3	4
Corporate	172	41	33

Total capital expenditures from continuing operations	$579	$473	$463

	Year Ended December 31
$ in millions	2010	2009	2008
Depreciation and Amortization
Aerospace Systems	$237	$238	$238
Electronic Systems	150	140	149
Information Systems	133	138	145
Technical Services	5	8	8
Corporate	30	26	23

Total depreciation and amortization from continuing operations	$555	$550	$563